Income taxes (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Non-capital losses - Canada	$ 117,982	$ 583,083
Other - Canada	(117,982)	(583,083)
Royalty, stream and other interests - Australia	(4,878,989)	(2,991,431)
Total	$ (4,878,989)	$ (2,991,431)